Financial Assets at Fair Value through Profit or Loss and Financial Investments_Financial Assets At Fair Value Through Profit Or Loss And Financial Investments(Details) $ in Thousands	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	₩ 32,227,345,000,000	$ 30,191,813	₩ 27,858,364,000,000
Financial Investments Abstract [Abstract]
Financial investments	66,608,243,000,000	$ 62,401,157	45,147,797,000,000
Financial assets held for trading
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	30,177,293,000,000		26,099,518,000,000
Financial assets held for trading | Government and public bonds
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	6,232,514,000,000		5,389,757,000,000
Financial assets held for trading | Financial bonds
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	11,324,330,000,000		11,186,427,000,000
Financial assets held for trading | Corporate bonds
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	5,133,226,000,000		4,594,741,000,000
Financial assets held for trading | Asset backed securities
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	161,991,000,000		222,076,000,000
Financial assets held for trading | Others
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	2,316,277,000,000		1,593,569,000,000
Financial assets held for trading | Stocks And Others Member [Member]
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	1,009,190,000,000		424,637,000,000
Financial assets held for trading | Beneficiary certificates
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	3,925,910,000,000		2,615,962,000,000
Financial assets held for trading | Other financial assets
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	73,855,000,000		72,349,000,000
Financial assets designated at fair value through profit and loss
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	2,050,052,000,000		1,758,846,000,000
Financial assets designated at fair value through profit and loss | Corporate bonds
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	66,969,000,000		237,595,000,000
Financial assets designated at fair value through profit and loss | Stocks And Others Member [Member]
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	67,828,000,000		65,591,000,000
Financial assets designated at fair value through profit and loss | Derivative linked securities
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	1,613,404,000,000		1,361,591,000,000
Financial assets designated at fair value through profit and loss | Privately placed bonds
Financial Assets At Fair Value Through Profit Or Loss Abstract [Abstract]
Total financial assets at fair value through profit or loss	301,851,000,000		94,069,000,000
Available-for-sale financial assets
Financial Investments Abstract [Abstract]
Financial investments	48,116,263,000,000		33,970,293,000,000
Available-for-sale financial assets | Government and public bonds
Financial Investments Abstract [Abstract]
Financial investments	3,629,479,000,000		7,110,899,000,000
Available-for-sale financial assets | Financial bonds
Financial Investments Abstract [Abstract]
Financial investments	20,946,100,000,000		11,172,159,000,000
Available-for-sale financial assets | Corporate bonds
Financial Investments Abstract [Abstract]
Financial investments	10,570,501,000,000		5,904,414,000,000
Available-for-sale financial assets | Asset backed securities
Financial Investments Abstract [Abstract]
Financial investments	2,402,437,000,000		2,729,749,000,000
Available-for-sale financial assets | Others
Financial Investments Abstract [Abstract]
Financial investments	1,410,884,000,000		528,531,000,000
Available-for-sale financial assets | Stocks
Financial Investments Abstract [Abstract]
Financial investments	3,077,748,000,000		2,590,989,000,000
Available-for-sale financial assets | Equity investments and others
Financial Investments Abstract [Abstract]
Financial investments	459,808,000,000		402,659,000,000
Available-for-sale financial assets | Beneficiary certificates
Financial Investments Abstract [Abstract]
Financial investments	5,619,306,000,000		3,530,893,000,000
Held-to-maturity financial assets
Financial Investments Abstract [Abstract]
Financial investments	18,491,980,000,000		11,177,504,000,000
Held-to-maturity financial assets | Government and public bonds
Financial Investments Abstract [Abstract]
Financial investments	5,448,471,000,000		2,218,274,000,000
Held-to-maturity financial assets | Financial bonds
Financial Investments Abstract [Abstract]
Financial investments	2,474,841,000,000		1,868,928,000,000
Held-to-maturity financial assets | Corporate bonds
Financial Investments Abstract [Abstract]
Financial investments	6,218,723,000,000		3,487,787,000,000
Held-to-maturity financial assets | Asset backed securities
Financial Investments Abstract [Abstract]
Financial investments	4,305,678,000,000		3,602,515,000,000
Held-to-maturity financial assets | Others
Financial Investments Abstract [Abstract]
Financial investments	₩ 44,267,000,000		₩ 0